General information (Details)		6 Months Ended	12 Months Ended
	Sep. 22, 2017 $ / shares shares	Mar. 31, 2019 t $ / shares	Sep. 30, 2018 $ / shares	Sep. 21, 2017
General Information [Abstract]
Common shares, par value (in dollars per share)		$ 0.001	$ 0.001
Preferred shares, par value (in dollars per share)		$ 0.001	$ 0.001
Series A Preferred Shares [Member]
General Information [Abstract]
Number of shares issued in share exchange transaction (in shares) | shares	480,000
Dividend rate		9.75%	9.75%
Preferred shares, par value (in dollars per share)	$ 0.001
Series B Preferred Shares [Member]
General Information [Abstract]
Number of shares issued in share exchange transaction (in shares) | shares	12,000
Preferred shares, par value (in dollars per share)	$ 0.001
Common Stock [Member]
General Information [Abstract]
Number of shares issued in share exchange transaction (in shares) | shares	2,400,000
Common shares, par value (in dollars per share)	$ 0.001
Drybulk Vessel [Member]
General Information [Abstract]
Dead weight tonnage | t		76,453
Thalassa [Member] | Series B Preferred Shares [Member]
General Information [Abstract]
Percentage of shares held		100.00%	100.00%
Thalassa [Member] | Common Stock [Member]
General Information [Abstract]
Percentage of shares held				100.00%
Thalassa [Member] | Spetses [Member] | Common Stock [Member]
General Information [Abstract]
Percentage of shares held				52.00%